Note 11 - Fair Value of Financial Instruments and Derivative Instruments - Fair Value of Non-recurring Financial Assets and Liabilities (Details) - Vessels [Member] $ in Thousands	Jun. 30, 2021 USD ($)
Vessels held for sale	$ 25,887
Fair Value, Nonrecurring [Member]
Vessels held for sale	25,887
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Vessels held for sale	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Vessels held for sale	25,887
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Vessels held for sale	$ 0